Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories

	December 31, 2012	December 31, 2011
Ore stockpiles	76.5	63.7
Gold in-process	29.7	26.9
Consumable stores	295.2	205.5
Other	0.7	1.6

	402.1	297.7